UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele & Company, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    General Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     November 4, 1999



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 32
Form 13F Information Table Value Total: 99,265

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     5552 132390.000SH      SOLE                                 132390.000
AFLAC                          COM              001055102     4034 96337.000SH       SOLE                                  96337.000
Amer Int'l Group               COM              026874107     3930 45204.530SH       SOLE                                  45204.530
Automatic Data                 COM              053015103     3590 80455.000SH       SOLE                                  80455.000
Bank of America                COM              060505104     2855 51270.000SH       SOLE                                  51270.000
Biomet                         COM              090613100     2161 82130.000SH       SOLE                                  82130.000
Bristol-Myers                  COM              110122108     3243 48050.000SH       SOLE                                  48050.000
Call-Net Enterprises           COM              130910201       67 12700.000SH       SOLE                                  12700.000
Cardinal Health                COM              14149Y108     3319 60898.000SH       SOLE                                  60898.000
Cisco Systems                  COM              17275R102     3820 55719.000SH       SOLE                                  55719.000
Citigroup                      COM              172967101     3636 82633.000SH       SOLE                                  82633.000
Dell Computer                  COM              247025109     3130 74856.000SH       SOLE                                  74856.000
Dycom Industries               COM              267475101     3328 78875.000SH       SOLE                                  78875.000
EMC Corp                       COM              268648102     4240 59408.000SH       SOLE                                  59408.000
Fastenal                       COM              311900104     4484 95145.000SH       SOLE                                  95145.000
FiNet.com, Inc.                COM              317922300       31 10150.000SH       SOLE                                  10150.000
General Electric               COM              369604103     4132 34850.000SH       SOLE                                  34850.000
Guidant                        COM              401698105      273 5100.000 SH       SOLE                                   5100.000
IBM                            COM              459200101     5440 44960.000SH       SOLE                                  44960.000
Intel                          COM              485140100     3822 51425.000SH       SOLE                                  51425.000
Lexmark Int'l Gp A             COM              529771107     2972 36925.000SH       SOLE                                  36925.000
Lucent Technolgies             COM              549463107     3701 57045.000SH       SOLE                                  57045.000
MCI WorldCom                   COM              55268B106     5021 69856.000SH       SOLE                                  69856.000
Microsoft                      COM              594918104     3524 38915.000SH       SOLE                                  38915.000
Paychex                        COM              704326107     4643 136066.000SH      SOLE                                 136066.000
Pfizer                         COM              717081103     2308 64325.000SH       SOLE                                  64325.000
Sealed Air Corp                COM              812115103     4485 87405.000SH       SOLE                                  87405.000
Service Corp Int'l             COM              817565104      691 65400.000SH       SOLE                                  65400.000
Thermo Instr/ASE               COM              883559106      685 64116.000SH       SOLE                                  64116.000
Tyco International             COM              902124106     5137 49755.000SH       SOLE                                  49755.000
WellCare Mgt**                 COM              949470108        5 10000.000SH       SOLE                                  10000.000
Wendy's                        COM              950590109     1006 37950.000SH       SOLE                                  37950.000
